Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Entity Registrant Name	Tecnoglass Inc.
Entity Central Index Key	0001534675
Entity Filer Category	Smaller Reporting Company